GENERAL - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 4,362	$ 8,638	$ 13,369
Bank deposits	46,208	$ 54,010
Marketable Securities	$ 9,540